   As filed with the Securities and Exchange Commission on September 14, 2004
                                                              File No. 333-50280
                                                                     811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   12                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

          Amendment No.   37                                                 [X]
                        -----

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on _______ pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _X_ on November 19, 2004 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

              STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I)
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY



                               FILE NO. 333-50280



     SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

             SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS



The following changes have been made to the Registration Statement:



Corrections are made to the table entitled "Annual Fund Operating Expenses" that begins on page 8 of Your Prospectus with respect to the following five funds:
AIM V.I. Mid Cap Core Equity Fund -- Series I, AIM V.I. Premier Equity Fund -- Series I, Franklin Small Cap Value Securities Fund -- Class 2, Putnam VT Capital Opportunities Fund -- Class IB, and Putnam VT Equity Income Fund -- Class IB.



That portion of the table with respect to such funds is corrected to read as set forth below. The remainder of such table shall remain unchanged.

                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                                         EXPENSES
                                                                                         (BEFORE
                                                               12B-1                   CONTRACTUAL      CONTRACTUAL     TOTAL
                                                           DISTRIBUTION                    FEE              FEE         ANNUAL
                                                              AND/OR                    WAIVERS OR      WAIVERS OR       FUND
                                              MANAGEMENT     SERVICING      OTHER        EXPENSE          EXPENSE      OPERATING
                                                 FEES          FEES        EXPENSES   REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I                                      0.73%           N/A         0.34%         1.07%             N/A         1.07%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I        0.61%           N/A         0.24%         0.85%             N/A         0.85%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund --
  Class 2 (4)                                   0.57%          0.25%        0.19%         1.01%            0.02%        0.99%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund --
  Class IB (5)(6)                               0.65%          0.25%        1.31%         2.21%            0.91%        1.30%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --
  Class IB (5)(6)                               0.65%          0.25%        0.67%         1.57%            0.27%        1.30%
-------------------------------------------------------------------------------------------------------------------------------



The current footnote number 4 is deleted and replaced with the following:


(4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board of Trustees and an order of the Securities and Exchange Commission.



(5) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.



(6) In order to limit the expenses of Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund, Putnam Management has agreed to limit each fund's compensation (and, to the extent necessary, bear other expenses of each fund) through December 31, 2004.



The following disclosure is added to Your Prospectus to the end of the section entitled, "Accumulation Unit Values," which begins on page 21:



    Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.



On page 24 of Your Prospectus, the section entitled, "Lapse and Grace Period" is deleted and replaced with the following:



    LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:



    - The Account Value is not sufficient to cover the Monthly Deduction Amount; or



    - The Indebtedness exceeds the Cash Value.



    A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.



    Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become level, any policy riders will terminate and any future scheduled increases are cancelled.



On page 25 of Your Prospectus, the second paragraph of the section entitled, "Reinstatement" is replaced with the following:



    If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:



    - The Cash Value on the date of policy termination; plus



    - Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



    - The Monthly Deduction Amounts that were due and unpaid during the Grace Period.

    If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:



    - The Cash Value on the date of policy termination; plus



    - Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



    - The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus



    - The Surrender Charge at the time of reinstatement.



    The Surrender Charge on any reinstated policy will be deducted based on the duration from the original Policy Date as though the policy had never lapsed.



    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.



HV-4948

STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I of Stag Accumulator Variable Universal Life insurance policy. Please read it carefully.

Stag Accumulator Variable Universal Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account               Series I of the AIM V.I. Mid Cap Core Equity Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                    Series I of the AIM V.I. Premier Equity Fund of
                                                              the A I M Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account            Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  American Funds Blue Chip Income and Growth Fund             Class 2 of the Blue Chip Income and Growth Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Bond Fund Sub-Account                        Class 2 of the Bond Fund of American Funds
                                                              Insurance Series
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  American Funds International Fund Sub-Account               Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds New World Fund Sub-Account                   Class 2 of the New World Fund of American Funds
                                                              Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account        Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers HLS Fund Sub-Account                      Class IA of Hartford Advisers HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Bond HLS Fund Sub-Account                          Class IA of Hartford Bond HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account          Class IA of Hartford Capital Appreciation HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Disciplined Equity HLS Fund Sub-Account            Class IA of Hartford Disciplined Equity HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account           Class IA of Hartford Dividend and Growth HLS Fund
                                                              of Hartford Series Fund, Inc.

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford Global Advisers HLS Fund Sub-Account (Closed to    Class IA of Hartford Global Advisers HLS Fund of
  new and subsequent premium payments and transfers of        Hartford Series Fund, Inc.
  Account Value)
  Hartford Global Leaders HLS Fund Sub-Account (Closed to     Class IA of Hartford Global Leaders HLS Fund of
  new and subsequent premium payments and transfers of        Hartford Series Fund, Inc.
  Account Value)
  Hartford Global Technology HLS Fund Sub-Account (Closed to  Class IA of Hartford Global Technology HLS Fund of
  new and subsequent premium payments and transfers of        Hartford Series Fund, Inc.
  Account Value)
  Hartford Growth Opportunities HLS Fund Sub-Account          Class IA of Hartford Growth Opportunities HLS Fund
                                                              of Hartford Series Fund II, Inc.
  Hartford Index HLS Fund Sub-Account                         Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities HLS Fund Sub-Account   Class IA of Hartford International Opportunities
                                                              HLS Fund of Hartford Series Fund, Inc.
  Hartford International Small Company HLS Fund Sub-Account   Class IA of Hartford International Small Company
                                                              HLS Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account*                       Class IA of Hartford MidCap HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account                  Class IA of Hartford MidCap Value HLS Fund of
                                                              Hartford Series Fund II, Inc.
  Hartford Money Market HLS Fund Sub-Account                  Class IA of Hartford Money Market HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account           Class IA of Hartford Mortgage Securities HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Small Company HLS Fund Sub-Account                 Class IA of Hartford Small Company HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Stock HLS Fund Sub-Account                         Class IA shares of Hartford Stock HLS Fund of
                                                              Hartford HLS Series Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account           Class IA shares of Hartford Value Opportunities
                                                              HLS Fund of Hartford Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                        Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                         Initial Class of the MFS-Registered Trademark-
                                                              Total Return Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Mutual Shares Securities Fund Sub-Account                   Class 2 of the Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Putnam VT Capital Opportunities Sub-Account                 Class IB of Putnam VT Capital Opportunities Fund
                                                              of Putnam Variable Trust
  Putnam VT Equity Income Sub-Account                         Class IB of Putnam VT Equity Income Fund of Putnam
                                                              Variable Trust
  Putnam VT Diversified Income Fund Sub-Account (Closed to    Class IA of Putnam VT Diversified Income Fund of
  new and subsequent premium payments and transfers of        Putnam Variable Trust
  Account Value)
  Putnam VT The George Putnam Fund of Boston Sub-Account      Class IA of Putnam VT The George Putnam Fund of
  (Closed to new and subsequent premium payments and          Boston of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Global Asset Allocation Fund Sub-Account (Closed  Class IA of Putnam VT Global Asset Allocation Fund
  to new and subsequent premium payments and transfers of     of Putnam Variable Trust
  Account Value)
  Putnam VT Global Equity Sub-Account                         Class IA of Putnam VT Global Equity Fund of Putnam
                                                              Variable Trust

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam VT Growth and Income Sub-Account                     Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust 0
  Putnam VT Health Sciences Fund Sub-Account (Closed to new   Class IA of Putnam VT Health Sciences Fund of
  and subsequent premium payments and transfers of Account    Putnam Variable Trust
  Value)
  Putnam VT High Yield Sub-Account                            Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Sub-Account                                Class IA of Putnam VT Income Fund of Putnam
                                                              Variable Trust
  Putnam VT International Equity Sub-Account                  Class IA of Putnam VT International Equity Fund of
                                                              Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-Account  Class IA of Putnam VT International Growth Fund of
  (Closed to new and subsequent premium payments and          Putnam Variable Trust
  transfers of Account Value)
  Putnam VT International New Opportunities Fund Sub-Account  Class IA of Putnam VT International New
  (Closed to new and subsequent premium payments and          Opportunities Fund of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Investors Fund Sub-Account (Closed to new and     Class IA of Putnam VT Investors Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT Money Market Fund Sub-Account (Closed to new and  Class IA of Putnam VT Money Market Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT New Opportunities Sub-Account                     Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account (Closed to new and     Class IA of Putnam VT New Value Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT OTC & Emerging Growth Fund Sub-Account (Closed    Class IA of Putnam VT OTC & Emerging Growth Fund
  to new and subsequent premium payments and transfers of     of Putnam Variable Trust
  Account Value)
  Putnam VT Utilities Growth and Income Fund Sub-Account      Class IA of Putnam VT Utilities Growth and Income
  (Closed to new and subsequent premium payments and          Fund of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Vista Fund Sub-Account (Closed to new and         Class IA of Putnam VT Vista Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT Voyager Sub-Account                               Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP Asset Manager Portfolio Sub-Account (Closed    Initial Class of Fidelity VIP Asset Manager
  to new and subsequent premium payments and transfers of     Portfolio
  Account Value)
  Fidelity VIP Equity-Income Portfolio Sub-Account            Initial Class of Fidelity VIP Equity-Income
                                                              Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account (Closed to new  Initial Class of Fidelity VIP Overseas Portfolio
  and subsequent premium payments and transfers of Account
  Value)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 2004.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         11
----------------------------------------------------------------------
  Hartford Life Insurance Company                                11
----------------------------------------------------------------------
  Separate Account VL I                                          11
----------------------------------------------------------------------
  The Funds                                                      11
----------------------------------------------------------------------
  The Fixed Account                                              15
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
YOUR POLICY                                                      17
----------------------------------------------------------------------
PREMIUMS                                                         21
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 22
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                29
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        30
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              31
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy.

 - Return of Premium Option: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy-Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and are subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-end Sales Load                       When you pay premium.                      6% of each premium payment in all policy
                                                                                      years.
Tax Charge on Premium Payments             When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of tax charge is
                                                                                      generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its tax charges. It
                                                                                      may change if you change your state or
                                                                                      municipality of residence.
Surrender Charge (1)                       When you surrender your policy during      Minimum Charge
                                           the first nine policy years.               $3.00 per $1,000 of the initial Face
                                           When you make certain Face Amount          Amount for a 10-year-old female
                                           decreases during the first nine policy     non-smoker.
                                           years.                                     Maximum Charge
                                           When you take certain withdrawals during   $45.00 per $1,000 of the initial Face
                                           the first nine policy years.               Amount for an 85-year-old male smoker.
                                                                                      Charge for a representative insured
                                                                                      $23.00 per $1,000 of the initial Face
                                                                                      Amount for a 50-year-old male preferred
                                                                                      non-smoker.
Face Amount Increase Fee                   Each month for 12 months beginning on      The monthly fee is $0.50 per $1,000 of
                                           the effective date of any unscheduled      Face Amount Increase.
                                           increase in Face Amount you request.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.*
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $10 per withdrawal.

*   Not currently being deducted.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.14 per $1,000 of the net amount at
                                                                                      risk for a 25-year-old female preferred
                                                                                      non-smoker in the first year.
                                                                                      Maximum Charge
                                                                                      $158.00 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker in
                                                                                      the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.49 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male preferred
                                                                                      non-smoker in the first year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Mortality and Expense Risk Charge (which   Monthly.                                   Minimum Charge
is the sum of both (a) and (b)). (1)                                                  (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $2.00 per 1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $0.1667 per month) during the
                                                                                      first year for a 1-year old.
                                                                                      Maximum Charge
                                                                                      (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $24.00 per 1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $2.00 per month) during the
                                                                                      first year for a 75-year-old male
                                                                                      smoker.
                                                                                      Charge for a representative insured
                                                                                      (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $5.00 per 1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $0.4167 per month) during the
                                                                                      first year for a 50-year-old male
                                                                                      preferred non-smoker.
Administrative Charge                      Monthly.                                                     $10
Loan Interest Rate (2)                     Monthly if you have taken a loan on your   5.5%
                                           policy


             RIDER CHARGES                         WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Enhanced No Lapse Guarantee Rider (1)      Monthly.                                   Minimum Charge
                                                                                      $0.01 per $1,000 of Face Amount for a
                                                                                      1-year-old.
                                                                                      Maximum Charge
                                                                                      $0.06 per $1,000 of Face Amount for an
                                                                                      80-year old.
                                                                                      Charge for a representative insured
                                                                                      $0.01 per $1,000 of Face Amount for a
                                                                                      50-year old.
Waiver of Specified Amount Disability      Monthly.                                   Minimum Charge
Benefit Rider (1)                                                                     $0.04 per $1 of specified amount for a
                                                                                      20-year-old male in the first year.
                                                                                      Maximum Charge
                                                                                      $0.20 per $1 of specified amount for a
                                                                                      64-year-old female in the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.09 per $1 of specified amount for a
                                                                                      50-year-old male in the first year.
Term Insurance                             Monthly.                                   Minimum Charge
Rider (1)                                                                             $0.14 per $1,000 of the net amount at
                                                                                      risk for a 25-year-old female preferred
                                                                                      non-smoker in the first year.
                                                                                      Maximum Charge
                                                                                      $158.98 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker in
                                                                                      the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.49 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male preferred
                                                                                      non-smoker in the first year.
Accidental Death                           Monthly.                                   Minimum Charge
Benefit Rider (1)                                                                     $1.00 per $1,000 of the net amount at
                                                                                      risk for a 10-year-old in the first
                                                                                      year.
                                                                                      Maximum Charge
                                                                                      $2.16 per $1,000 of the net amount at
                                                                                      risk for a 60-year-old in the first
                                                                                      year.
                                                                                      Charge for a representative insured
                                                                                      $1.54 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old in the first
                                                                                      year.
Deduction Amount Waiver (1)                Monthly.                                   Minimum Charge
                                                                                      6.9% of the monthly deduction amount for
                                                                                      a 20-year-old male in the first year.
                                                                                      Maximum Charge
                                                                                      34.5% of the monthly deduction amount
                                                                                      for a 60-year-old female in the first
                                                                                      year.
                                                                                      Charge for a representative insured
                                                                                      12.6% of the monthly deduction amount
                                                                                      for a 50-year-old male in the first
                                                                                      year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.
(2) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 3.75% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                MINIMUM        MAXIMUM
-----------------------------------------------------------------------------------------
Total Fund Operating Expenses                                        0.44%          2.21%
-----------------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                                TOTAL ANNUAL
                                                                                    FUND
                                                                                  OPERATING
                                                                                  EXPENSES
                                                         12B-1                     (BEFORE                        TOTAL
                                                      DISTRIBUTION               CONTRACTUAL     CONTRACTUAL      ANNUAL
                                                         AND/OR                  FEE WAIVERS     FEE WAIVERS       FUND
                                         MANAGEMENT    SERVICING      OTHER      OR EXPENSE      OR EXPENSE     OPERATING
                                            FEES          FEES       EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
  Class 2                                  0.40%         0.25%        0.02%         0.67%            N/A          0.67%
--------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
  Growth Fund -- Class 2 (1)               0.50%         0.25%        0.01%         0.76%            N/A          0.76%
--------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2        0.45%         0.25%        0.02%         0.72%            N/A          0.72%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund --
  Class 2                                  0.66%         0.25%        0.04%         0.95%            N/A          0.95%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund -- Class 2           0.80%         0.25%        0.03%         1.08%            N/A          1.08%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2      0.37%         0.25%        0.02%         0.64%            N/A          0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund --
  Class 2                                  0.33%         0.25%        0.01%         0.59%            N/A          0.59%
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
  Class 2                                  0.57%         0.25%        0.06%         0.88%            N/A          0.88%
--------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund --
  Class 2                                  0.85%         0.25%        0.07%         1.17%            N/A          1.17%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I                                 0.73%          N/A         0.34%         1.07%           0.00%         1.07%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund --
  Series I                                 0.61%          N/A         0.24%         0.85%           0.00%         0.85%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager-SM-
  Portfolio (2)                            0.53%         0.00%        0.10%         0.63%            N/A          0.63%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (2)                                      0.48%         0.00%        0.09%         0.57%            N/A          0.57%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2)        0.73%         0.00%        0.17%         0.90%            N/A          0.90%
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities
  Fund -- Class 2                          0.57%         0.25%        0.19%         1.01%           0.02%         0.99%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund --
  Class 2 (3)                              0.60%         0.25%        0.20%         1.05%            N/A          1.05%
--------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA     0.63%          N/A         0.04%         0.67%            N/A          0.67%
--------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA         0.47%          N/A         0.03%         0.50%            N/A          0.50%
--------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund -- Class IA                         0.64%          N/A         0.05%         0.69%            N/A          0.69%
--------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS
  Fund -- Class IA                         0.73%          N/A         0.05%         0.78%            N/A          0.78%
--------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund -- Class IA                         0.65%          N/A         0.04%         0.69%            N/A          0.69%
--------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                TOTAL ANNUAL
                                                                                    FUND
                                                                                  OPERATING
                                                                                  EXPENSES
                                                         12B-1                     (BEFORE                        TOTAL
                                                      DISTRIBUTION               CONTRACTUAL     CONTRACTUAL      ANNUAL
                                                         AND/OR                  FEE WAIVERS     FEE WAIVERS       FUND
                                         MANAGEMENT    SERVICING      OTHER      OR EXPENSE      OR EXPENSE     OPERATING
                                            FEES          FEES       EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund --
  Class IA                                 0.77%          N/A         0.07%         0.84%            N/A          0.84%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund --
  Class IA                                 0.73%          N/A         0.07%         0.80%            N/A          0.80%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund --
  Class IA                                 0.85%          N/A         0.05%         0.90%            N/A          0.90%
--------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund -- Class IA                         0.62%          N/A         0.02%         0.64%            N/A          0.64%
--------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA        0.40%          N/A         0.04%         0.44%            N/A          0.44%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
  HLS Fund -- Class IA                     0.73%          N/A         0.10%         0.83%            N/A          0.83%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company
  HLS Fund -- Class IA                     0.85%          N/A         0.38%         1.23%            N/A          1.23%
--------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA       0.68%          N/A         0.04%         0.72%            N/A          0.72%
--------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund --
  Class IA                                 0.79%          N/A         0.04%         0.83%            N/A          0.83%
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund --
  Class IA                                 0.45%          N/A         0.04%         0.49%            N/A          0.49%
--------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund -- Class IA                         0.45%          N/A         0.04%         0.49%            N/A          0.49%
--------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund --
  Class IA                                 0.72%          N/A         0.04 %        0.76%            N/A          0.76%
--------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA        0.46%          N/A         0.03%         0.49%            N/A          0.49%
--------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund -- Class IA                         0.68%          N/A         0.03%         0.71%            N/A          0.71%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series -- Initial Class                  0.90%          N/A         0.14%         1.04%            N/A          1.04%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series -- Initial Class                  0.75%          N/A         0.09%         0.84%            N/A          0.84%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities
  Fund -- Class IB (4)                     0.65%         0.25%        1.31%         2.21%           0.91%         1.30%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund --
  Class IA                                 0.69%          N/A         0.13%         0.82%            N/A          0.82%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --
  Class IB (4)                             0.65%         0.25%        0.67%         1.57%           0.27%         1.30%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston -- Class IA                       0.63%          N/A         0.10%         0.73%            N/A          0.73%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
  Fund -- Class IA                         0.70%          N/A         0.25%         0.95%            N/A          0.95%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund --
  Class IA                                 0.77%          N/A         0.15%         0.92%            N/A          0.92%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund --
  Class IA                                 0.48%          N/A         0.05%         0.53%            N/A          0.53%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund --
  Class IA                                 0.70%          N/A         0.14%         0.84%            N/A          0.84%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -- Class IA      0.67%          N/A         0.11%         0.78%            N/A          0.78%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IA          0.59%          N/A         0.09%         0.68%            N/A          0.68%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund --
  Class IA                                 0.76%          N/A         0.18%         0.94%            N/A          0.94%
--------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                TOTAL ANNUAL
                                                                                    FUND
                                                                                  OPERATING
                                                                                  EXPENSES
                                                         12B-1                     (BEFORE                        TOTAL
                                                      DISTRIBUTION               CONTRACTUAL     CONTRACTUAL      ANNUAL
                                                         AND/OR                  FEE WAIVERS     FEE WAIVERS       FUND
                                         MANAGEMENT    SERVICING      OTHER      OR EXPENSE      OR EXPENSE     OPERATING
                                            FEES          FEES       EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund -- Class IA                  0.80%          N/A         0.22%         1.02%            N/A          1.02%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund -- Class IA           1.00%          N/A         0.26%         1.26%            N/A          1.26%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund -- Class IA       0.65%          N/A         0.10%         0.75%            N/A          0.75%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund --
  Class IA                                 0.42%          N/A         0.07%         0.49%            N/A          0.49%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund --
  Class IA                                 0.59%          N/A         0.08%         0.67%            N/A          0.67%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund -- Class IA       0.70%          N/A         0.09%         0.79%            N/A          0.79%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth
  Fund -- Class IA                         0.70%          N/A         0.19%         0.89%            N/A          0.89%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
  Fund -- Class IA                         0.70%          N/A         0.13%         0.83%            N/A          0.83%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IA           0.65%          N/A         0.11%         0.76%            N/A          0.76%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IA         0.55%          N/A         0.07%         0.62%            N/A          0.62%
--------------------------------------------------------------------------------------------------------------------------

(1) Capital Research and Management Company voluntarily reduced fees for investment advisory services. With this fee waiver, the Total Annual Fund Operating Expense for this Fund would be 0.74%.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the "Total Annual Fund Operating Expenses" for the fund would be: 0.62% for Fidelity VIP Asset Manager Portfolio; 0.65% for Fidelity VIP Contrafund-Registered Trademark- Portfolio; 0.56% for Fidelity VIP Equity-Income Portfolio; 0.86% for Fidelity VIP Overseas Portfolio. These offsets may be discontinued at any time.

(3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(4) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              7/17/03         A       Financial strength
---------------------------------------------------------------------------
 Standard & Poor's         12/01/03        AA-      Financial security
                                                    characteristics
---------------------------------------------------------------------------
 Fitch                      1/09/04        AA       Claims paying ability
---------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Policy. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND* -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DIVERSIFIED INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PUTNAM VT OTC & EMERGING GROWTH FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index.

FIDELITY VIP OVERSEAS PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital.

INVESTMENT ADVISERS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 4.0%. The maximum sales load is 6.0%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current accumulated value mortality and expense risk rate is 1/12 of 0.65% per month. The maximum rate during the first 10 years is 0.80% per month. For years 11-20, the current rate is 1/12 of 0.35% per month. The maximum rate during years 11-20 is 1/12 of 0.50% per month. Thereafter, the current rate is 0.00% per month. The maximum rate after 20 years is 0.00% per month.

During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per $1,000 is on the policy specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may transfer Account Value once a month without a charge. Although we do not currently do so, we may charge up to $25 for each transfer in excess of one per calendar month. We reserve the right to limit the size of transfers, remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your policy during each policy year.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period".

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------
  This rider also gives you an Additional No-Lapse Protection Benefit.

  Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:

  - Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, or until the insured is age 80; and

  - On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.

  The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.

  If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

  - All riders will terminate;

  - The Death Benefit Option becomes Level;

  - The Death Benefit will equal the current Face Amount; and

  - Any future scheduled Increases in the Face Amount will be canceled.

  The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

  If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.

  The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:

  - If the insured is age 70 or younger, you may choose an Extended No Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.

  - If the insured is older than age 70, you may choose an Extended No Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.

  If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

  - All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

  - The Death Benefit Option becomes Level;

  - The Death Benefit will equal the current Face Amount; and

  Any future scheduled Increases in the Face Amount will be canceled.

  The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.

  The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

  The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.

  The Additional No Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.

  We will send you a notice when the Extended No Lapse Guarantee terminates, telling you how long your Additional No Lapse Protection Benefit Period will be.

  The Additional No Lapse Protection Benefit terminates at the end of the Additional No Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No Lapse Protection Benefit Period.

  You may only elect this Enhanced No Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.

- TERM INSURANCE RIDER -- We will pay the life insurance benefit upon receipt of proof of death of the insured. You can add the Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled. Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted; and

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred         0.25%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD -- During the first three policy years, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the fourth policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the date the Policy Grace period began. If the No-Lapse Guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit option will become level, any policy riders will terminate and any future unscheduled increases are cancelled. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The No-Lapse Guarantee is available to insureds aged 16 to 79.

The length of the No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, and to age 80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- any future scheduled Increases in the Face Amount will be canceled.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FINANCIAL STATEMENTS

Financial statements of the Separate Account and Hartford may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or write to us at:

Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------
by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company.

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 1-202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-3072-03

                                    PART B

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE SERIES I
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2004.
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004 AS REVISED NOVEMBER 19, 2004.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           3
----------------------------------------------------------------------
EXPERTS                                                            3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               4
----------------------------------------------------------------------
PERFORMANCE DATA                                                   5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by the Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life, Inc., which is controlled by Hartford Accident and Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by
            , independent auditors, as stated in their report dated
February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years
ended December 31, 2003 have been audited by             , independent auditors,
as stated in their report dated February 25, 2004, which are both included in this statement of additional information and have been so included in reliance upon the reports of such firm given upon their authority as experts in
accounting and auditing. The principal business address of             .


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $6,609,113.79;
2002: $23,724,396; and 2001: $35,810,675.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 4.0%. The maximum sales load is 6.0% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                    PART A

             STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I.5)
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY



                               FILE NO. 333-50280



     SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

             SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS



The following changes have been made to the Registration Statement:



Corrections are made to the table entitled "Annual Fund Operating Expenses" that begins on page 7 of Your Prospectus with respect to the following five funds:
AIM V.I. Mid Cap Core Equity Fund -- Series I, AIM V.I. Premier Equity Fund -- Series I, Franklin Small Cap Value Securities Fund -- Class 2, Putnam VT Capital Opportunities Fund -- Class IB, and Putnam VT Equity Income Fund -- Class IB.



That portion of the table with respect to such funds is corrected to read as set forth below. The remainder of such table shall remain unchanged.

                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                                         EXPENSES
                                                                                         (BEFORE
                                                               12B-1                   CONTRACTUAL      CONTRACTUAL     TOTAL
                                                           DISTRIBUTION                    FEE              FEE         ANNUAL
                                                              AND/OR                    WAIVERS OR      WAIVERS OR       FUND
                                              MANAGEMENT     SERVICING      OTHER        EXPENSE          EXPENSE      OPERATING
                                                 FEES          FEES        EXPENSES   REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I                                      0.73%           N/A         0.34%         1.07%             N/A         1.07%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I        0.61%           N/A         0.24%         0.85%             N/A         0.85%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund --
  Class 2 (4)                                   0.57%          0.25%        0.19%         1.01%            0.02%        0.99%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund --
  Class IB (5)(6)                               0.65%          0.25%        1.31%         2.21%            0.91%        1.30%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund -- Class
  IB (5)(6)                                     0.65%          0.25%        0.67%         1.57%            0.27%        1.30%
-------------------------------------------------------------------------------------------------------------------------------



The current footnote number 4 is deleted and replaced with the following:


(4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board of Trustees and an order of the Securities and Exchange Commission.



(5) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.



(6) In order to limit the expenses of Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund, Putnam Management has agreed to limit each fund's compensation (and, to the extent necessary, bear other expenses of each fund) through December 31, 2004.



The following disclosure is added on page 19 of Your Prospectus at the end of the section entitled, "Accumulation Unit Values":



    Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.



On page 21 of Your Prospectus, the section entitled, "Lapse and Grace Period" is deleted and replaced with the following:



    LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:



    - The Account Value is not sufficient to cover the Monthly Deduction Amount; or



    - The Indebtedness exceeds the Cash Value.



    A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.



    Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become level, any policy riders will terminate and any future scheduled increases are cancelled.



On page 22 of Your Prospectus, the second paragraph of the section entitled, "Reinstatement" is replaced with the following:



    If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:



    - The Cash Value on the date of policy termination; plus



    - Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



    - The Monthly Deduction Amounts that were due and unpaid during the Grace Period.

    If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:



    - The Cash Value on the date of policy termination; plus



    - Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



    - The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus



    - The Surrender Charge at the time of reinstatement.



    The Surrender Charge on any reinstated policy will be deducted based on the duration from the original Policy Date as though the policy had never lapsed.



    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.



HV-4949

STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase
Series 1.5 of the Stag Accumulator Variable Universal Life insurance policy. Please read it carefully. Series 1.5 of Stag Accumulator Variable Universal Life will be available for purchase on or after August 1, 2003.

Stag Accumulator Variable Universal Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account               Series I of the AIM V.I. Mid Cap Core Equity Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                    Series I of the AIM V.I. Premier Equity Fund of
                                                              the A I M Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account            Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  American Funds Blue Chip Income and Growth Fund             Class 2 of the Blue Chip Income and Growth Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Bond Fund Sub-Account                        Class 2 of the Bond Fund of American Funds
                                                              Insurance Series
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  American Funds International Fund Sub-Account               Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds New World Fund Sub-Account                   Class 2 of the New World Fund of American Funds
                                                              Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account        Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers HLS Fund Sub-Account                      Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond HLS Fund Sub-Account                          Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account          Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Disciplined Equity HLS Fund Sub-Account            Class IA of Hartford Disciplined Equity HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account           Class IA of Hartford Dividend and Growth HLS Fund,
                                                              Inc.
  Hartford Growth Opportunities HLS Fund Sub-Account          Class IA shares of Hartford Growth Opportunities
                                                              HLS Fund of Hartford HLS Series Fund II, Inc.

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford Index HLS Fund Sub-Account                         Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities HLS Fund Sub-Account   Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford International Small Company HLS Fund Sub-Account   Class IA shares of Hartford International Small
                                                              Company HLS Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account*                       Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account                  Class IA shares of Hartford MidCap Value HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Money Market HLS Fund Sub-Account                  Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account           Class IA of Hartford Mortgage Securities HLS Fund,
                                                              Inc.
  Hartford Small Company HLS Fund Sub-Account                 Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock HLS Fund Sub-Account                         Class IA of Hartford Stock HLS Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account           Class IA shares of Hartford Value Opportunities
                                                              HLS Fund of Hartford Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                        Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust(SM)
  MFS Total Return Series Sub-Account                         Initial Class of the MFS-Registered Trademark-
                                                              Total Return Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust(SM)
  Mutual Shares Securities Fund Sub-Account                   Class 2 of the Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Putnam VT Capital Opportunities Sub-Account                 Class IB of Putnam VT Capital Opportunities Fund
                                                              of Putnam Variable Trust
  Putnam VT Equity Income Sub-Account                         Class IB of Putnam VT Equity Income Fund of Putnam
                                                              Variable Trust
  Putnam VT Global Equity Fund Sub-Account                    Class IB of Putnam VT Global Equity Fund of Putnam
                                                              Variable Trust
  Putnam VT Growth and Income Fund Sub-Account                Class IB of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam VT High Yield Fund Sub-Account                       Class IB of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Fund Sub-Account                           Class IB of Putnam VT Income Fund of Putnam
                                                              Variable Trust
  Putnam VT International Equity Fund Sub-Account             Class IB of Putnam VT International Equity Fund of
                                                              Putnam Variable Trust
  Putnam VT New Opportunities Fund Sub-Account                Class IB of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT Voyager Fund Sub-Account                          Class IB of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP Equity-Income Portfolio Sub-Account            Initial Class of Fidelity VIP Equity-Income
                                                              Portfolio

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

-  a bank deposit or obligation;

-  federally insured; or

-  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 2004.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
  The Fixed Account                                              12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
PREMIUMS                                                         18
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 19
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              20
----------------------------------------------------------------------
LOANS                                                            21
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          21
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       22
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                26
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

-  Level Option: The death benefit equals the current Face Amount.

- Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy.

- Return of Premium Option: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and are subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-end Sales Load                       When you pay premium.                      6% of each premium payment in all policy
                                                                                      years.
Tax Charge on Premium Payments             When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of tax charge is
                                                                                      generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its tax charges. It
                                                                                      may change if you change your state or
                                                                                      municipality of residence.
Surrender Charge (1)                       When you surrender your policy during      Minimum Charge
                                           the first nine policy years.               $3.00 per $1,000 of the initial Face
                                           When you make certain Face Amount          Amount for a 10-year-old female
                                           decreases during the first nine policy     non-smoker.
                                           years.                                     Maximum Charge
                                           When you take certain withdrawals during   $45.00 per $1,000 of the initial Face
                                           the first nine policy years.               Amount for an 85-year-old male smoker.
                                                                                      Charge for a representative insured
                                                                                      $23.00 per $1,000 of the initial Face
                                                                                      Amount for a 50-year-old male preferred
                                                                                      non-smoker.
Face Amount Increase Fee                   Each month for 12 months beginning on      The monthly fee is $0.50 per $1,000 of
                                           the effective date of any unscheduled      Face Amount Increase.
                                           increase in Face Amount you request.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.*
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $10 per withdrawal.

*   Not currently being deducted.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.14 per $1,000 of the net amount at
                                                                                      risk for a 25-year-old female preferred
                                                                                      non-smoker in the first year.
                                                                                      Maximum Charge
                                                                                      $158.00 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker in
                                                                                      the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.49 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male preferred
                                                                                      non-smoker in the first year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Mortality and Expense Risk Charge (which   Monthly.                                   Minimum Charge
is the sum of both (a) and (b)). (1)                                                  (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $2.00 per $1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $0.1667 per month) during the
                                                                                      first year for a 1-year old.
                                                                                      Maximum Charge
                                                                                      (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $24.00 per $1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $2.00 per month) during the
                                                                                      first year for a 75-year-old male
                                                                                      smoker.
                                                                                      Charge for a representative insured
                                                                                      (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $5.00 per $1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $0.4167 per month) during the
                                                                                      first year for a 50-year-old male
                                                                                      preferred non-smoker.
Administrative Charge                      Monthly.                                                     $10
Loan Interest Rate (2)                     Monthly if you have taken a loan on your   5.5%
                                           policy


             RIDER CHARGES                         WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Enhanced No Lapse Guarantee Rider (1)      Monthly.                                   Minimum Charge
                                                                                      $0.01 per $1,000 of Face Amount for a
                                                                                      1-year-old.
                                                                                      Maximum Charge
                                                                                      $0.06 per $1,000 of Face Amount for an
                                                                                      80-year old.
                                                                                      Charge for a representative insured
                                                                                      $0.01 per $1,000 of Face Amount for a
                                                                                      50-year old.
Waiver of Specified Amount Disability      Monthly.                                   Minimum Charge
Benefit Rider (1)                                                                     $0.04 per $1 of specified amount for a
                                                                                      20-year-old male in the first year.
                                                                                      Maximum Charge
                                                                                      $0.20 per $1 of specified amount for a
                                                                                      64-year-old female in the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.09 per $1 of specified amount for a
                                                                                      50-year-old male in the first year.
Term Insurance                             Monthly.                                   Minimum Charge
Rider (1)                                                                             $0.14 per $1,000 of the net amount at
                                                                                      risk for a 25-year-old female preferred
                                                                                      non-smoker in the first year.
                                                                                      Maximum Charge
                                                                                      $158.98 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker in
                                                                                      the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.49 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male preferred
                                                                                      non-smoker in the first year.
Accidental Death                           Monthly.                                   Minimum Charge
Benefit Rider (1)                                                                     $1.00 per $1,000 of the net amount at
                                                                                      risk for a 10-year-old in the first
                                                                                      year.
                                                                                      Maximum Charge
                                                                                      $2.16 per $1,000 of the net amount at
                                                                                      risk for a 60-year-old in the first
                                                                                      year.
                                                                                      Charge for a representative insured
                                                                                      $1.54 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old in the first
                                                                                      year.
Deduction Amount Waiver (1)                Monthly.                                   Minimum Charge
                                                                                      6.9% of the monthly deduction amount for
                                                                                      a 20-year-old male in the first year.
                                                                                      Maximum Charge
                                                                                      34.5% of the monthly deduction amount
                                                                                      for a 60-year-old female in the first
                                                                                      year.
                                                                                      Charge for a representative insured
                                                                                      12.6% of the monthly deduction amount
                                                                                      for a 50-year-old male in the first
                                                                                      year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.
(2) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 3.75% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                MINIMUM        MAXIMUM
-----------------------------------------------------------------------------------------
Total Fund Operating Expenses                                        0.44%          2.21%
-----------------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                           TOTAL ANNUAL
                                                                             FUND
                                                                           OPERATING
                                                                           EXPENSES
                                                    12B-1                  (BEFORE                         TOTAL
                                                    DISTRIBUTION           CONTRACTUAL     CONTRACTUAL     ANNUAL
                                                    AND/OR                 FEE WAIVERS     FEE WAIVERS     FUND
                                       MANAGEMENT   SERVICING   OTHER      OR EXPENSE      OR EXPENSE      OPERATING
                                        FEES         FEES       EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation
  Fund -- Class 2                        0.40%        0.25%      0.02%         0.67%            N/A         0.67%
-------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
  Growth Fund -- Class 2 (1)             0.50%        0.25%      0.01%         0.76%            N/A         0.76%
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2      0.45%        0.25%      0.02%         0.72%            N/A         0.72%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund --
  Class 2                                0.66%        0.25%      0.04%         0.95%            N/A         0.95%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund -- Class 2         0.80%        0.25%      0.03%         1.08%            N/A         1.08%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund --
  Class 2                                0.37%        0.25%      0.02%         0.64%            N/A         0.64%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund --
  Class 2                                0.33%        0.25%      0.01%         0.59%            N/A         0.59%
-------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
  Class 2                                0.57%        0.25%      0.06%         0.88%            N/A         0.88%
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund --
  Class 2                                0.85%        0.25%      0.07%         1.17%            N/A         1.17%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I                               0.73%         N/A       0.34%         1.07%           0.00%        1.07%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund --
  Series I                               0.61%         N/A       0.24%         0.85%           0.00%        0.85%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
  Portfolio (2)                          0.48%        0.00%      0.09%         0.57%            N/A         0.57%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund --
  Class 2 (3)                            0.60%        0.25%      0.20%         1.05%            N/A         1.05%
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities
  Fund -- Class 2                        0.57%        0.25%      0.19%         1.01%           0.02%        0.99%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund --
  Class IA                               0.63%         N/A       0.04%         0.67%            N/A         0.67%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA       0.47%         N/A       0.03%         0.50%            N/A         0.50%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund -- Class IA                       0.64%         N/A       0.05%         0.69%            N/A         0.69%
-------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS
  Fund -- Class IA                       0.73%         N/A       0.05%         0.78%            N/A         0.78%
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund -- Class IA                       0.65%         N/A       0.04%         0.69%            N/A         0.69%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund -- Class IA                       0.62%         N/A       0.02%         0.64%            N/A         0.64%
-------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           TOTAL ANNUAL
                                                                             FUND
                                                                           OPERATING
                                                                           EXPENSES
                                                    12B-1                  (BEFORE                         TOTAL
                                                    DISTRIBUTION           CONTRACTUAL     CONTRACTUAL     ANNUAL
                                                    AND/OR                 FEE WAIVERS     FEE WAIVERS     FUND
                                       MANAGEMENT   SERVICING   OTHER      OR EXPENSE      OR EXPENSE      OPERATING
                                        FEES         FEES       EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA      0.40%         N/A       0.04%         0.44%            N/A         0.44%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
  HLS Fund -- Class IA                   0.73%         N/A       0.10%         0.83%            N/A         0.83%
-------------------------------------------------------------------------------------------------------------------
Hartford International Small Company
  HLS Fund -- Class IA                   0.85%         N/A       0.38%         1.23%            N/A         1.23%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA     0.68%         N/A       0.04%         0.72%            N/A         0.72%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund --
  Class IA                               0.79%         N/A       0.04%         0.83%            N/A         0.83%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund --
  Class IA                               0.45%         N/A       0.04%         0.49%            N/A         0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund -- Class IA                       0.45%         N/A       0.04%         0.49%            N/A         0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund --
  Class IA                               0.72%         N/A       0.04%         0.76%            N/A         0.76%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA      0.46%         N/A       0.03%         0.49%            N/A         0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund -- Class IA                       0.68%         N/A       0.03%         0.71%            N/A         0.71%
-------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial Class      0.90%         N/A       0.14%         1.04%            N/A         1.04%
-------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total
  Return Series -- Initial Class         0.75%         N/A       0.09%         0.84%            N/A         0.84%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities
  Fund -- Class IB (4)                   0.65%        0.25%      1.31%         2.21%           0.91%        1.30%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --
  Class IB (4)                           0.65%        0.25       0.67%         1.57%           0.27%        1.30%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund --
  Class IB                               0.77%        0.25%      0.15%         1.17%            N/A         1.17%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund --
  Class IB                               0.48%        0.25%      0.05%         0.78%            N/A         0.78%
-------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund --
  Class IB                               0.67%        0.25%      0.11%         1.03%            N/A         1.03%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IB        0.59%        0.25%      0.09%         0.93%            N/A         0.93%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity
  Fund -- Class IB                       0.76%        0.25%      0.18%         1.19%            N/A         1.19%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund --
  Class IB                               0.59%        0.25%      0.08%         0.92%            N/A         0.92%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB       0.55%        0.25%      0.07%         0.87%            N/A         0.87%
-------------------------------------------------------------------------------------------------------------------

(1) Capital Research and Management Company voluntarily reduced fees for investment advisory services. With this fee waiver, the Total Annual Fund Operating Expense for this Fund would be 0.74%.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the "Total Annual Fund Operating Expenses" for the fund would be: 0.62% for Fidelity VIP Asset Manager Portfolio; 0.65% for Fidelity VIP Contrafund-Registered Trademark- Portfolio; 0.56% for Fidelity VIP Equity-Income Portfolio; 0.86% for Fidelity VIP Overseas Portfolio. These offsets may be discontinued at any time.

(3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(4) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              7/17/03         A       Financial strength
---------------------------------------------------------------------------
 Standard & Poor's         12/01/03        AA-      Financial security
                                                    characteristics
---------------------------------------------------------------------------
 Fitch                      1/09/04        AA       Claims paying ability
---------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Policy. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND* -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index.

INVESTMENT ADVISORS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Equity-Income Portfolio.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 4.0%. The maximum sales load is 6.0%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current accumulated value mortality and expense risk rate is 1/12 of 0.65% per month. The maximum rate during the first 10 years is 0.80% per month. For years 11-20, the current rate is 1/12 of 0.35% per month. The maximum rate during years 11-20 is 1/12 of 0.50% per month. Thereafter, the current rate is 0.00% per month. The maximum rate after 20 years is 0.00% per month.

During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per $1,000 is on the policy specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may transfer Account Value once a month without a charge. Although we do not currently do so, we may charge up to $25 for each transfer in excess of one per calendar month. We reserve the right to limit the size of transfers, remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
  accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your policy during each policy year.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period". This rider also gives you an Additional No-Lapse Protection Benefit.

  Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:

  - Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, or until the insured is age 80; and

  - On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.

  The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.

  If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

  - All riders will terminate;

  - The Death Benefit Option becomes Level;

  - The Death Benefit will equal the current Face Amount; and

  - Any future scheduled Increases in the Face Amount will be canceled.

  The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

  If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.

  The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:

  - If the insured is age 70 or younger, you may choose an Extended No Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.

  - If the insured is older than age 70, you may choose an Extended No Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.

  If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

  - All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

  - The Death Benefit Option becomes Level;

  - The Death Benefit will equal the current Face Amount; and

  Any future scheduled Increases in the Face Amount will be canceled.

  The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.

  The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

  The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.

  The Additional No Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.

  We will send you a notice when the Extended No Lapse Guarantee terminates, telling you how long your Additional No Lapse Protection Benefit Period will be.

  The Additional No Lapse Protection Benefit terminates at the end of the Additional No Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No Lapse Protection Benefit Period.

  You may only elect this Enhanced No Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.

- TERM INSURANCE RIDER -- We will pay the life insurance benefit upon receipt of proof of death of the insured. You can add the Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled. Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted; and

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------
how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B,

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred         0.25%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD -- During the first three policy years, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the fourth policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the date the Policy Grace period began. If the No-Lapse Guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit option will become level, any policy riders will terminate and any future unscheduled increases are cancelled. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
received the amount of premium required to continue such guarantee.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The No-Lapse Guarantee is available to insureds aged 16 to 79.

The length of the No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, and to age 80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FINANCIAL STATEMENTS

Financial statements of the Separate Account and Hartford may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue
Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company.

YOU, YOUR: the owner of the policy.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 1-202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-3072-03

                                    PART B

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE SERIES 1.5
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2004.
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004 AS REVISED NOVEMBER 19, 2004.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           3
----------------------------------------------------------------------
EXPERTS                                                            3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               4
----------------------------------------------------------------------
PERFORMANCE DATA                                                   5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by the Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life, Inc., which is controlled by Hartford Accident and Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by
            , independent auditors, as stated in their report dated
February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years
ended December 31, 2003 have been audited by             , independent auditors,
as stated in their report dated February 25, 2004, which are both included in this statement of additional information and have been so included in reliance upon the reports of such firm given upon their authority as experts in
accounting and auditing. The principal business address of             .


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $6,609,113.79;
2002: $23,724,396; and 2001: $35,810,675.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 4.0%. The maximum sales load is 6.0% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)  Principal Underwriting Agreement.(2)

         (d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(4)

         (f) Certificate of Incorporation of Hartford(5) and Bylaws of Hartford.(6)

         (g)  Contracts of Reinsurance.(7)

         (h)  Form of Participation Agreement.(7)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)  Not Applicable.

         (m)  Not Applicable.

         (n)  To be filed by Amendment.

         (o)  Financial Statements to be filed by Amendment.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(1)

         (r)  Copy of Power of Attorney.

         (s)  Organizational Chart.(8)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-50280, on November 20, 2000.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-50280, filed on March 16, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on File No. 333-66343, filed on February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------
*    Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                      POSITIONS AND OFFICES
                     NAME                               WITH UNDERWRITER
                     ----                             ---------------------
              David A. Carlson                 Senior Vice President & Deputy Chief
                                               Financial Officer
              Timothy M. Fitch                 Senior Vice President
              George R. Jay                    Controller
              Michael L. Kalen                 Senior Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
              John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 14th day of September, 2004.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
 (Registrant)

By: Thomas M. Marra                                  *By: /s/ Marianne O'Doherty
    -------------------------------------------            ---------------------
    Thomas M. Marra, President, Chief Executive               Marianne O'Doherty
    Officer and Chairman of the Board*                        Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
    -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President & Deputy
     Chief Financial Officer, Director*
Michael L. Kalen, Senior Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,          *By: /s/ Marianne O'Doherty
     Director*                                            ----------------------
John C. Walters, Executive Vice President,                    Marianne O'Doherty
     Director*                                                Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*          Date: September 14, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



333-50280

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.3  Copy of Power of Attorney.